Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Costs incurred, oil and gas property acquisition, exploration, and development activities [Line Items]
Total costs capitalised during the year	$ 1,970	$ 1,744	$ 2,256
Total costs	2,520	2,224	2,551
United States [member]
Costs incurred, oil and gas property acquisition, exploration, and development activities [Line Items]
Total costs	1,975	1,517	1,681
United States [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Costs incurred, oil and gas property acquisition, exploration, and development activities [Line Items]
Total costs	$ 1,081	$ 608	$ 862